Benefit Plans	9 Months Ended
Sep. 30, 2022
Postemployment Benefits [Abstract]
Benefit Plans	Benefit PlansThe Company sponsors a 401(k) defined contribution retirement plan for the benefit of its employees, substantially all of whom are eligible to participate after meeting minimum qualifying requirements. Contributions to the plan are at the discretion of the Company. For the years ended December 31, 2021 and 2020, the Company contributed $720 and $548, respectively, to the plan, which contributions are included within research and development expense in the consolidated statements of operations and comprehensive loss.